Other long-term investment and investment in joint ventures (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jan. 09, 2017
Schedule of Equity-method and Cost-method Investments [Line Items]
Other long-term investment	$ 9,098,521	$ 241,648
Initial Cost	7,501,664	7,555,911
Initial Cost	9,098,521
Profit or loss on investment	0	0
Real Estate Renewal Projects [Member]
Schedule of Equity-method and Cost-method Investments [Line Items]
Ownership			19.96%
Amount injected to partnership			$ 8,100,000
Total capital to be raised			72,600,000
Amount invested by parent			$ 14,500,000
Joint Ventures [Member]
Schedule of Equity-method and Cost-method Investments [Line Items]
Impairment of investments	0	0
Other Long-term Investment [Member]
Schedule of Equity-method and Cost-method Investments [Line Items]
Impairment of investments	0	0
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership) [Member]
Schedule of Equity-method and Cost-method Investments [Line Items]
Other long-term investment	8,118,800
Initial Cost	$ 8,118,800
Ownership	19.96%
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Schedule of Equity-method and Cost-method Investments [Line Items]
Initial Cost	$ 241,648
Ownership	1.85%
Other long-term investment	$ 241,648	$ 241,648
Zhengzhou Taike Real Estate Co., Ltd. [Member]
Schedule of Equity-method and Cost-method Investments [Line Items]
Initial Cost	$ 738,073
Ownership	3.75%
Other long-term investment	$ 738,073